CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Due to affiliates (in usd)	$ 1,175	$ 828
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common Stock, shares issued	99,268,676	96,866,152
Common Stock, shares outstanding	99,268,676	96,866,152